Note 10 - Income Taxes	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Income Tax Disclosure [Text Block]

Note 10.  Income Taxes

Income before income taxes for each of the two years in the period ended December 31, 2023 was subject to taxation under United States jurisdictions only. The provision for income taxes consists of the following (in thousands):

	2023	2022
Current:
Federal	$(3)	$(2)
State	60	96
Total current income taxes	57	94
Deferred:
Federal	-	-
State	-	-
Total deferred income taxes	-	-
Total provision for income taxes	$57	$94

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at December 31, 2023 and 2022 are as follows (in thousands):

	2023	2022
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$63	$65
Reserves not deductible until paid	6	7
Net operating loss carryforwards
Federal	2,030	2,081
State	579	494
Federal tax credit	1,261	1,041
Operating lease liabilities	337	345
Section 163(j) business interest expense carryforward	682	269
Other	22	37
Gross deferred tax assets	4,980	4,339
Less valuation allowance	(2,965)	(2,488)
Deferred tax assets net of valuation allowance	$2,015	$1,851

Deferred tax liabilities:
Property and equipment	$(1,670)	$(1,498)
Operating lease right of use assets	(337)	(345)
Gross deferred tax liabilities	$(2,007)	$(1,843)
Net deferred tax asset	$8	$8

The $2.0 million of deferred tax liabilities will reverse in the same period and jurisdiction and is of the same character as the temporary differences giving rise to the $2.0 million of deferred tax assets. Avalon has not provided a valuation allowance on the amount of deferred tax assets that it estimates will be utilized. If future taxable income is less than the amount that has been assumed in assessing the recoverability of the deferred tax assets, then an increase in the valuation allowance will be required, with a corresponding increase to income tax expense. Likewise, should Avalon ascertain in the future that it is more likely than not that deferred tax assets will be realized in excess of the net deferred tax assets, all or a portion of the $3.0 million valuation allowance as of December 31, 2023, would be reversed as a benefit to the provision for income taxes in the period such determination was made.

The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate to the income before income taxes as a result of the following for each of the two years ended December 31, 2023 and 2022 (in thousands):

	2023	2022
Loss before income taxes	$(1,987)	$(886)
Less net loss attributable to non-controlling interest in subsidiary	(269)	(397)
Loss before income taxes attributable to
Avalon Holdings Corporation common shareholders	(1,718)	(489)
Federal statutory rate	21%	21%
Computed Federal provision (benefit) for income taxes	(361)	(103)
State income taxes, net of federal income tax benefits	47	76
Change in valuation allowance	477	137
Increase in available federal tax credit	(185)	(164)
Other nondeductible expenses	41	39
Adjustment to deferred tax balances	38	109
Total provision for income taxes	$57	$94

Avalon is subject to income taxes in the U.S. federal and various states jurisdictions. With few exceptions, Avalon is no longer subject to U.S. federal, state and local income tax examinations by taxing authorities for the years before 2020. Avalon recognizes any interest and penalty assessed by taxing authorities as a component of interest expense and other expense, respectively. There were no accruals for the payment of interest and penalties for 2023 and 2022.

Avalon made net income tax payments of approximately $0.2 million and $0.1 million in 2023 and 2022, respectively. At December 31, 2023, Avalon has taxable loss carryforwards for federal income tax purposes aggregating approximately $9.7 million which are available to offset future federal taxable income. Legislation under the Tax Act allows for corporations to carryforward net operating losses generated beginning in 2018 indefinitely.  Net operating losses generated in 2018 may offset 80% of future taxable income. Of the $9.7 million taxable loss carryforwards, $2.1 million is carryforward indefinitely to offset 80% of future taxable income. Net operating losses generated prior to 2018 expire in 2024 through 2037. In addition, at December 31, 2023, certain subsidiaries of Avalon have net operating loss carryforwards for state purposes of approximately $14.7 million which are available to offset future state taxable income. These carryforwards expire at various dates through 2042. A valuation allowance has been provided because it is more likely than not that the deferred tax assets relating to certain federal and state loss carryforwards will not be realized.